FINANCIAL RISK MANAGEMENT (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Maximum exposure to credit risk including net carrying amount of cash and cash equivalents and trade and other receivables	$ 6,100	$ 6,800
Trade and other receivables	5,492	5,773
Expected credit loss
Estimated fair value financial liability	100	2,000
Current liability	18,844	14,049
Long term liability	35,099	19,835
At fair value [member]
IfrsStatementLineItems [Line Items]
Current liability	200	1,400
Long term asset	$ 100
Long term liability		$ 600
CAD [Member]
IfrsStatementLineItems [Line Items]
Average exchange rate	1	1
Exchange rate	1	1
USD [Member]
IfrsStatementLineItems [Line Items]
Average exchange rate	0.741	0.768
Exchange rate	0.756	0.7383
CAD To USD [Member]
IfrsStatementLineItems [Line Items]
Change in the exchange rate	1.00%
Increase (decrease) in net income	$ 1
Customer One [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 4,400